Other Disclosures - Related Parties - Additional Information (Details) € in Thousands		1 Months Ended	12 Months Ended
	Feb. 06, 2020 DKK (kr)	Jun. 30, 2021	Dec. 31, 2020 DKK (kr) Relatedparty shares	Dec. 31, 2020 EUR (€) Relatedparty shares	Dec. 31, 2019 DKK (kr)
Disclosure of Transactions Between Related Parties [Line Items]
Number of related parties | Relatedparty			3	3
Percentage of entity owned by major investors to be considered related party			10.00%	10.00%
Ad hoc board fees			kr 400,000	€ 55,000
Up-front payment paid			700,000	€ 88,605
Amounts receivable from related parties			0		kr 0
Impairment of related-party receivable			0		kr 0
Loans granted to related party			0
Guarantees to related party			0
Other commitments to related party			kr 0
Events After Reporting Period
Disclosure of Transactions Between Related Parties [Line Items]
Additional payment percentage of aggregate annual board and committee fee		100.00%
Stock Lending and Subscription Agreement
Disclosure of Transactions Between Related Parties [Line Items]
Existing ordinary shares borrowed	kr 3,071,673,000
2020-2 RSU Program
Disclosure of Transactions Between Related Parties [Line Items]
Granted RSU Shares | shares			4.351	4.351